Long-term Debt - Interest and finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long term Debt [Abstract]
Interest on long term debt	$ 15,362	$ 6,786	$ 7,167
Less: Interest capitalized	(7,838)	(633)	0
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive loss	1,055	0	0
Amortization of deferred finance charges	681	522	502
Other bank and finance charges	315	139	169
Interest and finance costs	$ 9,575	$ 6,814	$ 7,838